Long-Term Bank Loans	12 Months Ended
Dec. 31, 2019
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Long-Term Bank Loans
34.	LONG-TERM BANK LOANS

	Interest rates and final maturity	2018	2019
RMB denominated bank loans	Fixed interest rates ranging from 1.08% to 1.20% (2018: 1.08% to 1.20%) per annum with maturity through 2036 (2018: maturity through 2036)	3,300	3,032

USD denominated bank loans	Fixed interest rates ranging from Nil to 1.55% (2018: Nil to 1.55%) per annum with maturity through 2039 (2018: maturity through 2039)	252	232

Euro denominated bank loans	Fixed interest rates ranging from 1.10% to 2.50% (2018: 1.10% to 2.50%) per annum with maturity through 2034 (2018: maturity through 2034)	62	42

Sub-total		3,614	3,306

Less: Current portion		(441)	(437)

		3,173	2,869

As of December 31, 2019, long-term bank loans of approximately RMB61 million (2018: approximately RMB96 million) were guaranteed by third parties.
The repayment schedule of the long-term bank loans is as follows:

	2018	2019
Balances due:
- no later than one year	441	437
- later than one year and no later than two years	417	413
- later than two years and no later than five years	1,173	1,183
- later than five years	1,583	1,273

	3,614	3,306
Less: Portion classified as current liabilities	(441)	(437)

	3,173	2,869